Schedule of Investments (unaudited)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 21.7%
Abacus Group	123,945	$98,503
Abacus Storage King	123,728	101,877
Accent Group Ltd.(a)	112,409	173,749
AGL Energy Ltd.	174,311	1,196,821
Alpha HPA Ltd., NVS(b)	299,677	201,138
ALS Ltd.	140,510	1,297,102
Amotiv Ltd.	39,488	274,844
AMP Ltd.	828,812	774,229
Ampol Ltd.	68,979	1,262,904
Ansell Ltd.	41,052	834,782
ANZ Group Holdings Ltd.	869,619	17,723,274
APA Group	378,355	1,732,393
ARB Corp. Ltd.	22,288	603,813
Arena REIT	107,800	283,479
Aristocrat Leisure Ltd.	165,152	6,645,655
ASX Ltd.	55,205	2,351,016
Atlas Arteria Ltd.	332,862	1,065,566
AUB Group Ltd.	29,227	612,517
Audinate Group Ltd.(b)	21,752	132,560
Aurizon Holdings Ltd.	514,180	1,140,074
Aussie Broadband Ltd.	59,412	141,881
Austal Ltd.(b)	109,429	236,282
Bank of Queensland Ltd.	199,675	854,072
Bapcor Ltd.	91,852	275,217
Beach Energy Ltd.	437,554	358,382
Bega Cheese Ltd.	68,983	232,505
Bellevue Gold Ltd.(b)	348,430	369,748
Bendigo & Adelaide Bank Ltd.	164,123	1,322,311
BHP Group Ltd.	1,462,992	40,645,669
BlueScope Steel Ltd.	124,905	1,659,785
Boss Energy Ltd. (b)	106,298	236,391
Brambles Ltd.	402,828	4,850,055
Breville Group Ltd.	29,669	616,685
Brickworks Ltd.	21,721	385,875
BWP Trust	173,829	392,657
Capricorn Metals Ltd.(b)	85,808	345,590
CAR Group Ltd.	102,164	2,516,403
Centuria Capital Group	214,762	259,405
Centuria Industrial REIT	171,543	342,640
Centuria Office REIT	120,048	94,083
Challenger Ltd.	148,991	590,086
Champion Iron Ltd.	115,418	442,982
Charter Hall Group	133,716	1,319,484
Charter Hall Long Wale REIT	186,413	474,867
Charter Hall Retail REIT	148,905	329,661
Charter Hall Social Infrastructure REIT	88,064	150,106
Clarity Pharmaceuticals Ltd.(b)	62,774	279,396
Cleanaway Waste Management Ltd.	591,603	1,059,201
Clinuvel Pharmaceuticals Ltd.(a)	9,787	91,128
Cochlear Ltd.	19,117	3,539,292
Codan Ltd./Australia	26,281	271,912
Coles Group Ltd.	388,790	4,487,217
Collins Foods Ltd.	36,749	200,634
Commonwealth Bank of Australia	482,737	45,026,968
Computershare Ltd.	152,611	2,638,255
Coronado Global Resources Inc.(c)	293,211	195,321
Corporate Travel Management Ltd.	35,292	285,899
Credit Corp. Group Ltd.	19,391	219,093
Cromwell Property Group	441,366	120,169
CSL Ltd.	139,365	26,166,502
Security	Shares	Value
Australia (continued)
Data#3 Ltd.	37,395	$179,149
De Grey Mining Ltd.(b)	502,364	500,090
Deep Yellow Ltd.(b)	314,313	278,842
Deterra Royalties Ltd.	126,350	305,680
Dexus	307,921	1,445,146
Dexus Industria REIT	46,857	82,875
Dicker Data Ltd.	25,621	144,645
Domain Holdings Australia Ltd.	80,720	159,100
Domino's Pizza Enterprises Ltd.	19,662	430,314
Downer EDI Ltd.	195,502	716,328
DroneShield Ltd.(b)	208,568	129,121
Eagers Automotive Ltd.	46,189	335,119
Elders Ltd.	48,819	272,315
Emerald Resources NL(b)	151,317	415,601
Endeavour Group Ltd./Australia	434,971	1,338,019
Evolution Mining Ltd.	566,893	1,943,621
EVT Ltd.	22,996	164,196
Firefinch Ltd., NVS(d)	298,353	19,635
FleetPartners Group Ltd., NVS(b)	85,879	164,609
Flight Centre Travel Group Ltd.	56,101	586,763
Fortescue Ltd.	488,167	6,113,241
G8 Education Ltd.	211,543	186,550
Genesis Minerals Ltd.(b)	284,547	454,349
Gold Road Resources Ltd.	305,538	398,505
Goodman Group	494,011	11,796,731
GPT Group (The)	553,186	1,713,841
GrainCorp Ltd., Class A	70,969	419,355
Growthpoint Properties Australia Ltd.	76,637	132,593
Hansen Technologies Ltd.	59,121	193,064
Harvey Norman Holdings Ltd.	164,823	494,319
Healius Ltd.(b)	174,931	189,241
HealthCo REIT(a)	132,712	100,149
Helia Group Ltd.	89,013	236,509
HMC Capital Ltd.	73,657	489,139
HomeCo Daily Needs REIT	494,298	392,019
HUB24 Ltd.	22,525	1,013,790
IDP Education Ltd.	76,960	700,639
IGO Ltd.	197,538	676,698
Iluka Resources Ltd.	120,014	461,241
Imdex Ltd.(a)	126,091	214,207
Incitec Pivot Ltd.	551,303	1,087,565
Ingenia Communities Group	109,118	344,161
Inghams Group Ltd.	111,890	210,313
Insignia Financial Ltd.	179,979	389,552
Insurance Australia Group Ltd.	686,246	3,369,779
IPH Ltd.	68,247	240,134
IRESS Ltd.(b)	52,425	340,914
James Hardie Industries PLC(b)	126,068	4,020,718
JB Hi-Fi Ltd.	32,548	1,746,599
Johns Lyng Group Ltd.	63,940	160,099
Judo Capital Holdings Ltd.(b)	182,516	224,296
Jumbo Interactive Ltd.	15,942	134,524
Karoon Energy Ltd.(a)	233,183	212,554
Kelsian Group Ltd.	48,209	123,427
Lendlease Corp. Ltd.	187,494	830,731
Leo Lithium Ltd.(b)(d)	292,832	72,990
Lifestyle Communities Ltd.(a)	33,042	186,249
Liontown Resources Ltd.(a)(b)	455,662	243,432
Lottery Corp. Ltd. (The)	634,891	2,074,495
Lovisa Holdings Ltd.	17,565	341,306
Lynas Rare Earths Ltd.(b)	259,180	1,288,062
MA Financial Group Ltd.(a)	39,481	165,782

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Maas Group Holdings Ltd.	30,649	$94,205
Macquarie Group Ltd.	104,820	15,864,118
Mader Group Ltd.(a)	15,320	61,198
Magellan Financial Group Ltd.	57,299	401,438
McMillan Shakespeare Ltd.	14,478	138,934
Medibank Pvt Ltd.	810,861	1,905,671
Megaport Ltd.(b)	49,314	223,818
Mesoblast Ltd.(a)(b)	263,051	225,925
Metcash Ltd.	299,605	600,967
Mineral Resources Ltd.	49,920	1,282,815
Mirvac Group	1,106,041	1,546,174
Monadelphous Group Ltd.	29,550	243,610
Nanosonics Ltd.(a)(b)	82,062	171,135
National Australia Bank Ltd.	890,807	22,577,610
National Storage REIT	359,336	591,178
Netwealth Group Ltd.	35,278	636,508
Neuren Pharmaceuticals Ltd., NVS(b)	31,719	255,288
New Hope Corp. Ltd.	147,620	471,322
NEXTDC Ltd.(b)	170,322	1,819,393
nib holdings Ltd.	141,867	537,016
Nick Scali Ltd.	23,466	215,761
Nickel Industries Ltd.	527,376	311,568
Nine Entertainment Co. Holdings Ltd.	373,595	287,439
Northern Star Resources Ltd.	334,395	3,880,451
NRW Holdings Ltd.	124,581	313,954
Nufarm Ltd./Australia	101,591	256,005
Nuix Ltd.(b)	60,182	303,944
Objective Corp. Ltd.	9,426	99,933
oOh!media Ltd.	156,776	127,157
Orica Ltd.	138,601	1,574,363
Origin Energy Ltd.	489,269	3,089,289
Orora Ltd.	386,177	610,373
Paladin Energy Ltd.(b)	81,023	533,423
Pepper Money Ltd./Australia	83,021	78,130
Perenti Ltd.	193,013	148,283
Perpetual Ltd.	32,401	429,940
Perseus Mining Ltd.	370,727	693,125
PEXA Group Ltd.(b)	38,077	338,277
Pilbara Minerals Ltd.(a)(b)	832,903	1,542,692
Pinnacle Investment Management Group Ltd.	39,196	514,811
PolyNovo Ltd.(b)	172,456	230,629
Premier Investments Ltd.	24,601	541,367
Pro Medicus Ltd.(a)	16,568	2,098,756
PWR Holdings Ltd.	25,135	149,975
Qantas Airways Ltd.(b)	225,359	1,193,159
QBE Insurance Group Ltd.	432,963	4,888,205
Qube Holdings Ltd.	491,179	1,197,963
Ramelius Resources Ltd.	327,376	510,781
Ramsay Health Care Ltd.	51,569	1,356,346
REA Group Ltd.	15,192	2,245,908
Redox Ltd./Australia, NVS	54,261	130,827
Reece Ltd.	66,743	994,511
Region RE Ltd.	350,916	504,619
Regis Resources Ltd.(b)	222,164	391,342
Reliance Worldwide Corp. Ltd.	234,568	798,654
Resolute Mining Ltd.(b)	620,781	331,925
Rio Tinto Ltd.	106,806	8,386,142
Rural Funds Group(a)	137,786	168,844
Sandfire Resources Ltd.(b)	128,575	870,157
Santos Ltd.	942,989	4,195,228
Scentre Group	1,486,236	3,407,443
SEEK Ltd.	102,073	1,658,299
Security	Shares	Value
Australia (continued)
Seven Group Holdings Ltd.	58,611	$1,596,864
SG Fleet Group Ltd.	39,647	70,425
Sigma Healthcare Ltd.	426,366	547,394
Silex Systems Ltd.(b)	45,647	154,893
Sims Ltd.	48,923	406,549
SiteMinder Ltd.(b)	70,585	304,893
SmartGroup Corp. Ltd.	42,287	214,547
Sonic Healthcare Ltd.	130,473	2,298,976
South32 Ltd.	1,303,272	3,125,447
Spartan Resources Ltd/Australia(b)	223,094	231,901
Stanmore Resources Ltd.	117,742	241,596
Star Entertainment Group Ltd. (The)(b)	671,017	104,611
Steadfast Group Ltd.	300,208	1,081,186
Stockland	683,818	2,312,413
Suncorp Group Ltd.	367,533	4,311,257
Super Retail Group Ltd.	41,748	395,875
Tabcorp Holdings Ltd.	669,487	205,371
Technology One Ltd.	83,916	1,337,452
Telix Pharmaceuticals Ltd.(b)	74,725	1,021,089
Telstra Group Ltd.	1,157,384	2,897,422
Temple & Webster Group Ltd.(a)(b)	22,744	171,834
Transurban Group	889,747	7,415,102
Treasury Wine Estates Ltd.	228,825	1,698,876
Vault Minerals Ltd.(b)	1,710,605	440,598
Ventia Services Group Pty. Ltd.	245,057	735,981
Vicinity Ltd.	1,110,250	1,578,353
Viva Energy Group Ltd.(c)	345,574	594,483
Vulcan Steel Ltd.(a)	17,462	85,346
WA1 Resources Ltd., NVS(b)	11,621	102,390
Washington H Soul Pattinson & Co. Ltd.	67,503	1,479,212
Waypoint REIT Ltd.	174,131	283,709
WEB Travel Group Ltd.(b)	109,870	288,537
Wesfarmers Ltd.	326,826	14,377,425
West African Resources Ltd.(b)	317,585	381,258
Westgold Resources Ltd.	270,135	568,614
Westpac Banking Corp.	997,892	20,957,515
Whitehaven Coal Ltd.	226,748	1,014,104
WiseTech Global Ltd.	47,704	3,662,626
Woodside Energy Group Ltd.	545,443	8,584,424
Woolworths Group Ltd.	351,676	6,897,492
Worley Ltd.	136,334	1,251,913
Xero Ltd.(b)	41,888	4,069,651
Yancoal Australia Ltd., NVS	115,866	495,807
Zip Co. Ltd.(b)	345,277	673,113
		438,241,980
Hong Kong — 5.4%
AIA Group Ltd.	3,214,400	25,369,069
ASMPT Ltd.	91,600	993,021
Bank of East Asia Ltd. (The)	295,000	366,184
BOC Hong Kong Holdings Ltd.	1,070,000	3,493,261
Brightoil Petroleum Holdings Ltd.(d)	763,800	1
Cafe de Coral Holdings Ltd.	92,000	98,691
CITIC Telecom International Holdings Ltd.	430,000	123,265
Citychamp Watch & Jewellery Group Ltd.(b)	588,000	71,098
CK Asset Holdings Ltd.	563,572	2,303,863
CK Hutchison Holdings Ltd.	767,072	4,034,130
CK Infrastructure Holdings Ltd.	188,000	1,330,359
CLP Holdings Ltd.	469,000	3,983,966
Cowell e Holdings Inc.(a)(b)	65,000	200,584
Dah Sing Banking Group Ltd.	124,000	116,774
Dah Sing Financial Holdings Ltd.	71,200	232,126
DFI Retail Group Holdings Ltd.	97,600	231,608

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
E-Commodities Holdings Ltd.	496,000	$91,236
ESR Group Ltd.(c)	443,492	601,248
First Pacific Co. Ltd.	638,000	358,762
Fortune REIT	378,000	197,054
Futu Holdings Ltd., ADR(b)	16,743	1,590,418
Galaxy Entertainment Group Ltd.	630,000	2,803,864
Guotai Junan International Holdings Ltd.(a)	836,000	123,489
Hang Lung Properties Ltd.	529,000	444,340
Hang Seng Bank Ltd.	216,400	2,647,044
Hao Tian International Construction Investment Group Ltd.(a)(b)	752,000	38,693
Health and Happiness H&H International Holdings Ltd.	43,500	56,962
Henderson Land Development Co. Ltd.	409,970	1,314,644
HKBN Ltd.	291,500	128,385
HKT Trust & HKT Ltd., Class SS	1,092,720	1,357,929
Hong Kong & China Gas Co. Ltd.	3,222,525	2,496,057
Hong Kong Exchanges & Clearing Ltd.	346,100	13,857,966
Hongkong Land Holdings Ltd.	320,500	1,374,172
Hsin Chong Group Holdings Ltd.(d)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	698,000	85,296
Hysan Development Co. Ltd.	198,000	321,146
Jardine Matheson Holdings Ltd.	45,400	1,747,900
Johnson Electric Holdings Ltd.	135,500	205,689
JS Global Lifestyle Co. Ltd.(c)	394,500	79,427
Kerry Logistics Network Ltd.	110,151	103,292
Kerry Properties Ltd.	162,500	343,235
Link REIT	734,700	3,423,274
Luk Fook Holdings International Ltd.	128,000	245,239
Man Wah Holdings Ltd.	429,200	311,830
Melco International Development Ltd.(b)	217,000	133,502
Melco Resorts & Entertainment Ltd., ADR(a)(b)	60,823	408,731
MTR Corp. Ltd.	459,000	1,670,022
New World Development Co. Ltd.(a)	426,000	428,159
NWS Holdings Ltd.	281,000	289,874
Pacific Basin Shipping Ltd.	1,487,000	409,544
PAX Global Technology Ltd.	205,000	136,067
PCCW Ltd.	1,298,000	712,939
Power Assets Holdings Ltd.	394,500	2,627,869
Realord Group Holdings Ltd.(a)(b)	108,000	103,081
Sands China Ltd.(b)	704,400	1,792,189
Sanergy Group Ltd.(b)	128,000	5,117
Shangri-La Asia Ltd.	384,000	277,386
Sino Land Co. Ltd.	1,104,000	1,104,837
SITC International Holdings Co. Ltd.	388,000	1,098,005
SJM Holdings Ltd.(b)	698,000	240,022
SmarTone Telecommunications Holdings Ltd.	167,000	90,959
Stella International Holdings Ltd.	149,000	278,142
Sun Hung Kai Properties Ltd.	417,500	4,520,675
SUNeVision Holdings Ltd.	256,000	128,070
Swire Pacific Ltd., Class A	127,500	1,067,898
Techtronic Industries Co. Ltd.	395,000	5,713,851
Theme International Holdings Ltd.	1,170,000	58,570
Time Interconnect Technology Ltd.	168,000	105,661
United Energy Group Ltd.	2,556,000	106,855
United Laboratories International Holdings Ltd. (The)	286,000	388,213
Vitasoy International Holdings Ltd.	252,000	285,020
Viva Goods Co. Ltd.	1,136,000	89,137
VSTECS Holdings Ltd.	152,000	87,890
VTech Holdings Ltd.	44,000	327,530
WH Group Ltd.(c)	2,409,500	1,875,353
Security	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd. (The)	309,898	$878,065
Wharf Real Estate Investment Co. Ltd.	464,000	1,395,058
Wynn Macau Ltd.	445,200	351,337
Xinyi Glass Holdings Ltd.	455,000	516,692
Yue Yuen Industrial Holdings Ltd.	259,000	544,450
		109,543,362
Japan — 66.8%
77 Bank Ltd. (The)	18,100	465,961
ABC-Mart Inc.	28,100	550,585
Acom Co. Ltd.	133,800	314,384
Activia Properties Inc.	193	411,612
Adastria Co. Ltd.	6,800	157,157
ADEKA Corp.	23,000	414,934
Advance Logistics Investment Corp.(b)	223	173,997
Advance Residence Investment Corp.	378	759,597
Advantest Corp.	220,600	12,772,652
Aeon Co. Ltd.	187,600	4,596,787
Aeon Delight Co. Ltd.	6,600	187,470
AEON Financial Service Co. Ltd.	31,000	249,617
Aeon Hokkaido Corp.	10,100	59,445
Aeon Mall Co. Ltd.	25,800	341,654
AEON REIT Investment Corp.	532	444,621
AGC Inc.	56,200	1,722,256
Ai Holdings Corp.	7,700	117,337
Aica Kogyo Co. Ltd.	14,900	322,431
Aichi Corp.	10,700	83,509
Aichi Financial Group Inc., NVS	8,900	132,782
Aida Engineering Ltd.(a)	6,700	34,690
Aiful Corp.	85,600	179,877
Ain Holdings Inc.	7,300	241,081
Air Water Inc.	51,300	645,305
Aisan Industry Co. Ltd.	8,700	76,972
Aisin Corp.	152,700	1,587,679
Aizawa Securities Group Co. Ltd.	5,600	59,881
Ajinomoto Co. Inc.	134,300	5,159,235
Alfresa Holdings Corp.	52,800	761,801
Alpen Co. Ltd.	1,700	22,810
Alps Alpine Co. Ltd.	53,924	529,898
Amada Co. Ltd.	92,400	910,593
Amano Corp.	16,900	487,435
Amvis Holdings Inc.	9,500	123,323
ANA Holdings Inc.	47,600	937,564
Anritsu Corp.	37,600	283,165
Anycolor Inc.(a)(b)	9,300	131,329
AOKI Holdings Inc.	7,500	58,148
Aoyama Trading Co. Ltd.	12,500	107,195
Aozora Bank Ltd.	32,300	556,857
Appier Group Inc.(b)	19,900	213,405
Arata Corp.	9,400	211,039
Arclands Corp.	16,823	183,804
Arcs Co. Ltd.	11,800	195,791
ARE Holdings Inc.	21,400	261,997
Argo Graphics Inc.	4,700	161,613
Ariake Japan Co. Ltd.	4,300	150,126
Artience Co. Ltd.	11,900	285,218
As One Corp.	18,100	338,486
Asahi Group Holdings Ltd.	417,300	5,009,801
Asahi Intecc Co. Ltd.	61,000	977,441
Asahi Kasei Corp.	356,200	2,457,310
Asahi Yukizai Corp.	3,400	90,708
Asics Corp.	196,400	3,430,498
ASKUL Corp.	9,500	119,794

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Astellas Pharma Inc.	518,100	$6,066,085
Atom Corp.(a)(b)	31,900	141,975
Autobacs Seven Co. Ltd.	18,700	173,963
Avex Inc.	5,300	52,156
Awa Bank Ltd. (The)	9,700	154,531
Axial Retailing Inc.	21,700	126,574
Azbil Corp.	132,800	1,032,647
AZ-COM MARUWA Holdings Inc.	17,100	115,385
Bandai Namco Holdings Inc.	171,800	3,601,978
Bank of Nagoya Ltd. (The)	2,800	109,636
BayCurrent Inc.	38,400	1,247,963
Belc Co. Ltd.	3,500	149,796
Bell System24 Holdings Inc.	11,300	97,765
Belluna Co. Ltd.	7,600	35,395
Bengo4.com Inc.(a)(b)	900	17,189
Bic Camera Inc.	28,100	312,748
BIPROGY Inc.	22,600	713,166
BML Inc.	5,200	95,327
Bridgestone Corp.	164,900	5,876,227
Brother Industries Ltd.	65,600	1,277,706
Bunka Shutter Co. Ltd.	14,000	168,457
C Uyemura & Co. Ltd.	2,300	159,855
Calbee Inc.	25,300	565,692
Canon Electronics Inc.	4,100	64,728
Canon Inc.	268,300	8,726,452
Canon Marketing Japan Inc.	13,900	417,543
Capcom Co. Ltd.	98,800	1,955,099
Casio Computer Co. Ltd.	52,300	381,218
Cawachi Ltd.	1,400	23,199
Central Automotive Products Ltd.	3,000	90,356
Central Glass Co. Ltd.	5,000	113,898
Central Japan Railway Co.	223,800	4,634,724
Change Holdings Inc.(a)	12,400	97,481
Chiba Bank Ltd. (The)	151,200	1,103,414
Chiyoda Corp.(b)	33,000	63,398
Chofu Seisakusho Co. Ltd.	3,100	39,800
Chubu Electric Power Co. Inc.	182,500	2,097,866
Chudenko Corp.	8,500	178,169
Chugai Pharmaceutical Co. Ltd.	193,600	9,211,769
Chugin Financial Group Inc., NVS	45,200	429,498
Chugoku Electric Power Co. Inc. (The)	90,900	661,540
Chugoku Marine Paints Ltd.	12,100	172,833
Citizen Watch Co. Ltd.	53,100	315,686
CKD Corp.	15,300	257,542
Coca-Cola Bottlers Japan Holdings Inc.	39,225	502,425
COLOPL Inc.(b)	26,200	90,955
Colowide Co. Ltd.(a)	21,800	241,434
Comforia Residential REIT Inc.	205	401,750
COMSYS Holdings Corp.	32,400	679,789
Comture Corp.	6,900	104,225
Concordia Financial Group Ltd.	307,200	1,521,653
Cosmo Energy Holdings Co. Ltd.	19,100	942,770
Cosmos Pharmaceutical Corp.	11,000	528,693
Cover Corp.(a)(b)	7,500	93,397
CRE Logistics REIT Inc.	200	182,955
Create Restaurants Holdings Inc.	32,900	262,090
Create SD Holdings Co. Ltd.	7,100	139,455
Credit Saison Co. Ltd.	42,700	960,420
Curves Holdings Co. Ltd.	7,700	40,755
CyberAgent Inc.	131,500	858,393
Cybozu Inc.	5,600	76,890
Dai Nippon Printing Co. Ltd.	111,800	1,940,442
Security	Shares	Value
Japan (continued)
Daicel Corp.	65,400	$577,225
Dai-Dan Co. Ltd.	9,500	185,490
Daido Steel Co. Ltd.	37,400	289,599
Daiei Kankyo Co. Ltd.	10,400	214,510
Daifuku Co. Ltd.	94,400	1,774,411
Daihen Corp.	5,700	236,450
Dai-ichi Life Holdings Inc.	262,200	6,536,725
Daiichi Sankyo Co. Ltd.	533,600	17,367,728
Daiichikosho Co. Ltd.	21,000	262,409
Daikin Industries Ltd.	76,000	9,124,310
Daikokutenbussan Co. Ltd.	900	62,359
Daio Paper Corp.	30,300	171,798
Daiseki Co. Ltd.	13,640	348,254
Daishi Hokuetsu Financial Group Inc.	18,400	292,126
Daito Trust Construction Co. Ltd.	17,300	1,911,710
Daiwa House Industry Co. Ltd.	162,700	4,853,121
Daiwa House REIT Investment Corp.	669	1,018,991
Daiwa Industries Ltd.	5,300	50,129
Daiwa Office Investment Corp.	148	292,277
Daiwa Securities Group Inc.	384,500	2,515,507
Daiwa Securities Living Investments Corp.	579	348,235
Daiwabo Holdings Co. Ltd.	23,300	419,432
DCM Holdings Co. Ltd.	32,000	299,512
DeNA Co. Ltd.	22,100	270,757
Denka Co. Ltd.	23,900	337,766
Denso Corp.	547,500	7,776,413
Dentsu Group Inc.	58,800	1,815,023
Dentsu Soken Inc.	7,100	252,699
Descente Ltd.	9,100	257,761
Dexerials Corp.	51,300	783,226
DIC Corp.	21,900	476,791
Digital Arts Inc.	2,800	95,297
Digital Garage Inc.(a)	7,900	163,017
Dip Corp.	8,400	147,655
Disco Corp.	26,600	7,568,619
DMG Mori Co. Ltd.	38,700	737,934
Doshisha Co. Ltd.	4,000	57,704
Doutor Nichires Holdings Co. Ltd.	10,400	152,499
Dowa Holdings Co. Ltd.	14,800	502,832
DTS Corp.	11,900	308,229
Duskin Co. Ltd.	12,000	317,974
DyDo Group Holdings Inc.	5,800	116,316
Eagle Industry Co. Ltd.	5,800	76,850
Earth Corp.	3,900	133,233
East Japan Railway Co.	260,100	5,224,193
Ebara Corp.	135,600	2,037,850
EDION Corp.	18,700	216,579
eGuarantee Inc.	6,900	68,372
Eiken Chemical Co. Ltd.	7,700	124,626
Eisai Co. Ltd.	73,700	2,496,965
Eizo Corp.	8,800	129,669
Elecom Co. Ltd.	10,700	100,872
Electric Power Development Co. Ltd.	41,800	698,537
en Japan Inc.	6,900	109,893
ENEOS Holdings Inc.	827,100	4,172,344
Enplas Corp.	1,600	71,003
ES-Con Japan Ltd.	8,200	52,845
Euglena Co. Ltd.(a)(b)	26,100	71,084
Exedy Corp.	12,500	343,859
EXEO Group Inc.	53,000	542,443
Ezaki Glico Co. Ltd.	14,200	418,364
FANUC Corp.	272,000	7,216,519

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fast Retailing Co. Ltd.	55,000	$17,584,679
FCC Co. Ltd.	10,100	157,074
Ferrotec Holdings Corp.	13,000	217,228
Financial Products Group Co. Ltd.	20,200	310,290
Food & Life Companies Ltd.	31,900	629,056
FP Corp.	11,400	199,719
FP Partner Inc.(a)	2,200	42,088
Freee KK(a)(b)	12,800	238,866
Frontier Real Estate Investment Corp.	150	398,330
Fuji Co. Ltd./Ehime	6,100	81,852
Fuji Corp./Aichi	21,200	311,953
Fuji Electric Co. Ltd.	38,600	1,965,816
Fuji Kyuko Co. Ltd.	6,100	102,343
Fuji Media Holdings Inc.	13,100	148,088
Fuji Oil Holdings Inc.	11,700	251,856
Fuji Seal International Inc.	9,000	152,839
Fuji Soft Inc.	15,600	955,190
FUJIFILM Holdings Corp.	323,600	7,697,899
Fujikura Ltd.	72,400	2,660,934
Fujimi Inc.	13,500	207,699
Fujio Food Group Inc.(b)	6,300	57,372
Fujita Kanko Inc.(b)	2,100	128,089
Fujitec Co. Ltd.	17,500	629,688
Fujitsu General Ltd.	20,900	260,639
Fujitsu Ltd.	476,600	9,163,036
Fujiya Co. Ltd.	3,300	57,540
Fukuda Denshi Co. Ltd.	4,300	216,572
Fukuoka Financial Group Inc.	51,032	1,164,120
Fukuoka REIT Corp.	209	194,975
Fukushima Galilei Co. Ltd.	4,200	151,675
Fukuyama Transporting Co. Ltd.	6,300	160,219
Funai Soken Holdings Inc.	10,200	162,351
Furukawa Co. Ltd.	4,900	53,215
Furukawa Electric Co. Ltd.	20,000	491,879
Furuya Metal Co. Ltd.	4,500	116,838
Fuso Chemical Co. Ltd.	5,700	139,020
Future Corp.	8,900	113,958
Fuyo General Lease Co. Ltd.	5,000	353,816
G-7 Holdings Inc.	3,000	28,095
GENDA Inc.(a)(b)	5,900	103,007
Genky DrugStores Co. Ltd.	6,200	125,861
Geo Holdings Corp.	4,400	43,947
Global One Real Estate Investment Corp.	326	210,036
Glory Ltd.	11,600	188,146
GLP J-REIT	1,323	1,163,341
GMO Financial Gate Inc.	1,500	75,248
GMO Financial Holdings Inc.	9,500	39,685
GMO internet group Inc.	21,300	368,109
GMO Payment Gateway Inc.	12,000	718,765
GNI Group Ltd.(a)(b)	14,500	289,190
Godo Steel Ltd.	2,500	63,691
Goldcrest Co. Ltd.	3,600	70,166
Goldwin Inc.	5,900	306,007
Gree Inc.(a)	8,800	26,827
GS Yuasa Corp.	21,800	385,681
G-Tekt Corp.	4,900	50,321
GungHo Online Entertainment Inc.	10,300	229,425
Gunma Bank Ltd. (The)	94,500	532,184
Gunze Ltd.	3,900	136,991
H.U. Group Holdings Inc.	14,300	246,069
H2O Retailing Corp.	28,200	377,379
Hachijuni Bank Ltd. (The)	100,500	551,518
Security	Shares	Value
Japan (continued)
Hakuhodo DY Holdings Inc.	63,600	$504,024
Hakuto Co. Ltd.	3,000	88,254
Halows Co. Ltd.	2,200	61,514
Hamakyorex Co. Ltd.	19,600	159,739
Hamamatsu Photonics KK	79,600	1,052,522
Hankyu Hanshin Holdings Inc.	66,100	1,797,262
Hankyu Hanshin REIT Inc.	213	168,566
Hanwa Co. Ltd.	8,700	288,261
Harmonic Drive Systems Inc.	17,400	316,204
Haseko Corp.	67,800	819,506
Hazama Ando Corp.	40,800	301,369
Heiwa Corp.	14,200	193,910
Heiwa Real Estate Co. Ltd.	9,400	258,190
Heiwa Real Estate REIT Inc.(a)	307	245,286
Heiwado Co. Ltd.	8,700	125,572
Hiday Hidaka Corp.	7,800	140,334
Hikari Tsushin Inc.	5,000	1,009,161
Hino Motors Ltd.(b)	71,300	175,048
Hioki EE Corp	2,000	107,404
Hirata Corp.	2,000	63,780
Hirogin Holdings Inc.	71,000	518,596
Hirose Electric Co. Ltd.	8,400	999,683
HIS Co. Ltd.	18,800	215,452
Hisamitsu Pharmaceutical Co. Inc.	13,900	408,678
Hitachi Construction Machinery Co. Ltd.	29,300	635,711
Hitachi Ltd.	1,339,300	33,649,725
Hogy Medical Co. Ltd.	6,200	185,157
Hokkaido Electric Power Co. Inc.	49,700	319,719
Hokkoku Financial Holdings Inc.	5,100	145,600
Hokuetsu Corp.(a)	32,100	320,105
Hokuhoku Financial Group Inc.	33,100	345,944
Hokuriku Electric Power Co.	52,600	364,801
Hokuto Corp.	3,100	37,012
Honda Motor Co. Ltd.	1,296,800	13,042,060
Horiba Ltd.	9,400	577,856
Hoshino Resorts REIT Inc.	138	209,486
Hoshizaki Corp.	31,600	1,038,636
Hosiden Corp.	10,600	158,779
House Foods Group Inc.	19,500	380,102
Hoya Corp.	101,200	13,539,949
Hulic Co. Ltd.	106,700	988,081
Hulic REIT Inc.	392	339,470
Hyakugo Bank Ltd. (The)	64,600	232,499
Ibiden Co. Ltd.	34,800	1,105,411
Ichibanya Co. Ltd.	18,300	125,481
Ichigo Inc.	71,800	188,122
Ichigo Office REIT Investment Corp.	317	162,731
Idec Corp./Japan	7,800	125,737
Idemitsu Kosan Co. Ltd.	281,235	1,917,301
IDOM Inc.	21,000	145,258
IHI Corp.	40,900	2,177,470
Iida Group Holdings Co. Ltd.	44,400	643,668
Iino Kaiun Kaisha Ltd.	17,600	129,124
I'll Inc.	2,800	57,218
Inaba Denki Sangyo Co. Ltd.	15,400	386,261
Inabata & Co. Ltd.	14,400	306,367
Industrial & Infrastructure Fund Investment Corp.	688	519,609
Infomart Corp.	57,500	135,070
Infroneer Holdings Inc.	52,500	394,657
Inpex Corp.	271,300	3,576,290
Insource Co. Ltd.	9,500	59,534
Institute for Q-Shu Pioneers of Space Inc.(a)(b)	4,800	50,776

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Integral Corp.	2,800	$71,012
Internet Initiative Japan Inc.	30,200	579,869
Invincible Investment Corp.	2,196	894,472
Iriso Electronics Co. Ltd.	4,500	79,967
Ise Chemicals Corp.(a)	600	76,803
Isetan Mitsukoshi Holdings Ltd.	97,500	1,450,821
Ispace Inc./Japan, NVS(a)(b)	6,600	29,251
Isuzu Motors Ltd.	172,900	2,235,906
Ito En Ltd.	14,600	319,966
ITOCHU Corp.	342,600	16,947,677
Itochu Enex Co. Ltd.	18,100	189,454
Itochu-Shokuhin Co. Ltd.	1,300	58,509
Itoham Yonekyu Holdings Inc.	6,980	175,916
Itoki Corp.	10,300	98,050
Iwatani Corp.	47,200	615,299
Iyogin Holdings Inc., NVS	66,900	635,082
Izumi Co. Ltd.	7,600	160,391
J Front Retailing Co. Ltd.	67,800	720,014
JAC Recruitment Co. Ltd.	18,300	87,689
Jaccs Co. Ltd.	5,800	144,665
JAFCO Group Co. Ltd.	12,800	172,004
Japan Airlines Co. Ltd.	41,100	659,165
Japan Airport Terminal Co. Ltd.(a)	17,900	655,715
Japan Aviation Electronics Industry Ltd.	14,200	263,421
Japan Elevator Service Holdings Co. Ltd.	21,200	405,925
Japan Excellent Inc.	369	285,376
Japan Exchange Group Inc.	288,600	3,382,698
Japan Hotel REIT Investment Corp.	1,365	629,401
Japan Lifeline Co. Ltd.	13,700	107,623
Japan Logistics Fund Inc.	266	476,602
Japan Material Co. Ltd.	20,300	241,668
Japan Metropolitan Fund Invest	2,025	1,242,867
Japan Petroleum Exploration Co. Ltd.	45,000	338,403
Japan Post Bank Co. Ltd.	416,800	3,722,585
Japan Post Holdings Co. Ltd.	553,800	5,109,405
Japan Post Insurance Co. Ltd.	54,800	903,006
Japan Prime Realty Investment Corp.	247	542,668
Japan Pulp & Paper Co. Ltd.	16,000	69,920
Japan Real Estate Investment Corp.	374	1,360,407
Japan Securities Finance Co. Ltd.	20,000	260,935
Japan Steel Works Ltd. (The)	19,600	664,809
Japan Tobacco Inc.	346,600	9,676,188
Japan Wool Textile Co. Ltd. (The)	14,400	119,444
JCR Pharmaceuticals Co. Ltd.	20,200	90,327
JCU Corp.	4,400	101,419
Jeol Ltd.	12,100	448,856
JFE Holdings Inc.	167,900	2,021,410
JGC Holdings Corp.	64,200	551,047
JINS Holdings Inc.	4,400	179,339
JMDC Inc.	6,000	167,205
J-Oil Mills Inc.	3,600	48,742
Joshin Denki Co. Ltd.	3,300	55,522
Joyful Honda Co. Ltd.	13,000	175,893
JTEKT Corp.	63,800	430,333
Juroku Financial Group Inc.	7,400	197,478
Justsystems Corp.	8,700	194,527
JVCKenwood Corp.	44,300	348,407
K&O Energy Group Inc.	3,500	72,640
Kadokawa Corp.	25,400	552,888
Kaga Electronics Co. Ltd.	10,200	185,184
Kagome Co. Ltd.	22,200	439,768
Kajima Corp.	114,400	1,970,599
Security	Shares	Value
Japan (continued)
Kakaku.com Inc.	36,300	$557,386
Kaken Pharmaceutical Co. Ltd.	7,600	194,203
Kameda Seika Co. Ltd.	4,300	125,121
Kamigumi Co. Ltd.	22,800	475,872
Kanadevia Corp.	49,500	338,354
Kanamoto Co. Ltd.	9,800	177,118
Kandenko Co. Ltd.	34,700	507,784
Kaneka Corp.	11,500	281,879
Kanematsu Corp.	20,900	318,163
Kansai Electric Power Co. Inc. (The)	203,500	3,263,545
Kansai Paint Co. Ltd.	47,000	765,472
Kao Corp.	134,500	5,928,135
Kappa Create Co. Ltd.(a)	4,500	47,977
Kasumigaseki Capital Co. Ltd.	2,200	208,624
Katakura Industries Co. Ltd.	2,700	35,207
Katitas Co. Ltd.	12,400	157,220
Kato Sangyo Co. Ltd.	8,400	227,411
Kawasaki Heavy Industries Ltd.	44,400	1,700,001
Kawasaki Kisen Kaisha Ltd.	112,800	1,558,223
KDDI Corp.	441,100	13,753,229
KDX Realty Investment Corp.	1,221	1,161,485
KeePer Technical Laboratory Co. Ltd.(a)	3,600	98,873
Keihan Holdings Co. Ltd.	29,500	550,683
Keihanshin Building Co. Ltd.	4,300	41,927
Keikyu Corp.	64,200	502,666
Keio Corp.	29,100	650,793
Keisei Electric Railway Co. Ltd.(a)	36,700	954,855
Keiyo Bank Ltd. (The)	28,700	128,623
Kewpie Corp.	29,500	697,625
Keyence Corp.	56,200	25,369,428
KH Neochem Co. Ltd.	9,100	122,704
Kikkoman Corp.	197,800	2,320,737
Kinden Corp.	33,000	683,965
Kintetsu Group Holdings Co. Ltd.	53,300	1,238,772
Kirin Holdings Co. Ltd.	228,100	3,358,231
Kisoji Co. Ltd.	8,600	130,628
Kissei Pharmaceutical Co. Ltd.	6,900	168,375
Kitz Corp.	12,300	84,849
Kiyo Bank Ltd. (The)	13,200	154,600
Koa Corp.	6,300	41,709
Kobayashi Pharmaceutical Co. Ltd.	14,400	536,374
Kobe Bussan Co. Ltd.	44,100	1,081,760
Kobe Steel Ltd.	109,400	1,179,080
Koei Tecmo Holdings Co. Ltd.	35,172	368,085
Kohnan Shoji Co. Ltd.	5,300	125,675
Koito Manufacturing Co. Ltd.	58,000	751,033
Kokusai Electric Corp., NVS	40,500	738,466
Kokuyo Co. Ltd.	22,900	368,423
Komatsu Ltd.	265,400	6,869,955
KOMEDA Holdings Co. Ltd.	11,200	211,956
Komeri Co. Ltd.	8,400	181,568
Konami Group Corp.	29,400	2,694,799
Konica Minolta Inc.	143,700	599,870
Konishi Co. Ltd.	19,100	164,163
Konoike Transport Co. Ltd.	5,500	89,942
Kosaido Holdings Co. Ltd.	21,400	74,594
Kose Corp.	9,300	511,089
Koshidaka Holdings Co. Ltd.	18,800	147,470
Kotobuki Spirits Co. Ltd.	25,900	349,720
Krosaki Harima Corp.	4,800	76,905
K's Holdings Corp.	39,500	377,718
Kubota Corp.	288,400	3,684,910

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kumagai Gumi Co. Ltd.	8,200	$189,616
Kumiai Chemical Industry Co. Ltd.	27,200	144,785
Kura Sushi Inc.	4,700	123,422
Kuraray Co. Ltd.	84,900	1,150,519
Kureha Corp.	11,400	210,538
Kurita Water Industries Ltd.	29,700	1,113,891
Kusuri no Aoki Holdings Co. Ltd.	13,800	287,215
KYB Corp.	4,800	150,794
Kyocera Corp.	368,400	3,736,206
Kyoei Steel Ltd.	4,800	54,429
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,000	158,651
Kyorin Pharmaceutical Co. Ltd.	10,900	108,174
Kyoritsu Maintenance Co. Ltd.	18,900	303,436
Kyoto Financial Group Inc.	66,600	977,446
Kyowa Kirin Co. Ltd.	69,800	1,150,427
Kyudenko Corp.	12,100	434,395
Kyushu Electric Power Co. Inc.	116,100	1,300,179
Kyushu Financial Group Inc.	101,100	457,865
Kyushu Railway Co.	42,000	1,105,041
LaSalle Logiport REIT	528	502,426
Lasertec Corp.	23,500	3,188,848
Leopalace21 Corp.	41,000	148,047
Life Corp.	7,700	167,305
Lifenet Insurance Co.(a)(b)	19,600	255,689
Lintec Corp.	11,400	236,569
Lion Corp.	73,500	811,722
LITALICO Inc.(a)	3,900	27,854
Lixil Corp.	86,600	1,016,542
LY Corp.	780,800	2,129,856
M&A Capital Partners Co. Ltd.	5,300	75,175
M&A Research Institute Holdings Inc., NVS(a)(b)	8,200	118,700
M3 Inc.	128,500	1,320,663
Mabuchi Motor Co. Ltd.	28,900	413,546
Macnica Holdings Inc.	38,400	438,003
Maeda Kosen Co. Ltd.	11,400	131,952
Makino Milling Machine Co. Ltd.	6,500	244,017
Makita Corp.	68,400	2,233,388
Mandom Corp.	12,200	100,486
Mani Inc.	22,000	262,482
Marubeni Corp.	410,900	6,142,637
Maruha Nichiro Corp.	9,500	186,344
Marui Group Co. Ltd.	45,000	706,603
Maruichi Steel Tube Ltd.	18,600	400,834
Maruwa Co. Ltd./Aichi	2,700	744,842
Maruzen Showa Unyu Co. Ltd.	4,300	165,840
Matsuda Sangyo Co. Ltd.	3,600	74,706
Matsui Securities Co. Ltd.	33,100	178,327
MatsukiyoCocokara & Co.	100,490	1,368,140
Matsuyafoods Holdings Co. Ltd.	1,700	75,353
Max Co. Ltd.	5,800	133,777
Maxell Ltd.	10,400	126,958
Maxvalu Tokai Co. Ltd.	2,400	51,341
Mazda Motor Corp.	161,500	1,141,723
McDonald's Holdings Co. Japan Ltd.	25,000	1,059,424
MCJ Co. Ltd.	17,100	160,225
Mebuki Financial Group Inc.	272,390	1,018,848
Medipal Holdings Corp.	54,100	857,145
Medley Inc.(b)	5,300	129,318
Megachips Corp.	4,600	164,046
Megmilk Snow Brand Co. Ltd.	16,700	288,986
Meidensha Corp.	9,900	259,816
MEIJI Holdings Co. Ltd.	67,200	1,570,093
Security	Shares	Value
Japan (continued)
Meiko Electronics Co. Ltd.	5,200	$203,238
MEITEC Group Holdings Inc.	20,800	398,596
Menicon Co. Ltd.	19,900	218,965
Mercari Inc.(b)	31,100	435,062
METAWATER Co. Ltd.	8,600	99,505
Micronics Japan Co. Ltd.	7,800	194,346
Mie Kotsu Group Holdings Inc.	26,000	85,989
Milbon Co. Ltd.	6,400	135,279
Minebea Mitsumi Inc.	106,400	1,873,115
Mirai Corp.	589	154,392
Mirai Industry Co. Ltd.	3,200	74,909
Mirait One Corp.	23,200	329,981
MISUMI Group Inc.	85,100	1,385,049
Mitani Sekisan Co. Ltd.	2,800	114,955
Mitsubishi Chemical Group Corp.	395,600	2,134,692
Mitsubishi Corp.	966,300	17,677,560
Mitsubishi Electric Corp.	552,100	9,712,836
Mitsubishi Estate Co. Ltd.	329,100	4,866,740
Mitsubishi Estate Logistics REIT Investment Corp.	148	345,298
Mitsubishi Gas Chemical Co. Inc.	44,600	775,121
Mitsubishi HC Capital Inc.	235,200	1,574,955
Mitsubishi Heavy Industries Ltd.	927,300	13,090,648
Mitsubishi Logisnext Co. Ltd.	8,400	62,466
Mitsubishi Logistics Corp.	69,500	465,916
Mitsubishi Materials Corp.	36,000	590,655
Mitsubishi Motors Corp.	184,000	546,671
Mitsubishi Pencil Co. Ltd.	10,400	167,757
Mitsubishi Research Institute Inc.	1,600	44,214
Mitsubishi Shokuhin Co. Ltd.	5,400	171,338
Mitsubishi UFJ Financial Group Inc.	3,201,600	33,745,614
Mitsuboshi Belting Ltd.	7,400	189,962
Mitsui & Co. Ltd.	742,100	15,129,665
Mitsui Chemicals Inc.	49,900	1,140,006
Mitsui DM Sugar Holdings Co. Ltd.	3,200	68,219
Mitsui E&S Co. Ltd.	27,000	195,324
Mitsui Fudosan Co. Ltd.	768,400	6,556,256
Mitsui Fudosan Logistics Park Inc.	700	466,064
Mitsui High-Tec Inc.	31,300	166,563
Mitsui Mining & Smelting Co. Ltd.	16,800	533,764
Mitsui OSK Lines Ltd.	98,000	3,336,463
Mitsui-Soko Holdings Co. Ltd.	6,100	283,298
Mitsuuroko Group Holdings Co. Ltd.	7,600	85,648
Miura Co. Ltd.	25,400	593,108
Mixi Inc.	11,500	211,992
Mizuho Financial Group Inc.	695,720	14,450,793
Mizuho Leasing Co. Ltd.	33,800	221,204
Mizuno Corp.	5,200	276,005
Mochida Pharmaceutical Co. Ltd.	5,000	114,389
Modec Inc.	12,200	265,647
Monex Group Inc.	49,400	231,800
Money Forward Inc.(b)	11,800	384,982
Monogatari Corp. (The)	8,100	190,496
MonotaRO Co. Ltd.	70,900	1,069,621
Mori Hills REIT Investment Corp.	425	353,743
Mori Trust REIT Inc.	688	277,937
Morinaga & Co. Ltd./Japan	20,700	387,187
Morinaga Milk Industry Co. Ltd.	20,100	467,419
Morita Holdings Corp.	11,200	149,475
MOS Food Services Inc.	6,300	148,823
MS&AD Insurance Group Holdings Inc.	371,200	8,210,695
Murata Manufacturing Co. Ltd.	486,600	8,501,441
Musashi Seimitsu Industry Co. Ltd.	11,800	153,066

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Musashino Bank Ltd. (The)	5,800	$101,165
Nabtesco Corp.	32,100	520,332
Nachi-Fujikoshi Corp.	2,200	46,179
Nafco Co. Ltd.	3,900	52,691
Nagaileben Co. Ltd.	7,700	115,530
Nagase & Co. Ltd.	24,400	506,360
Nagawa Co. Ltd.	2,500	111,145
Nagoya Railroad Co. Ltd.	52,500	581,874
Nakanishi Inc.	21,200	360,503
Namura Shipbuilding Co. Ltd.	14,200	146,353
Nankai Electric Railway Co. Ltd.	30,200	474,659
Nanto Bank Ltd. (The)	8,500	165,948
NEC Corp.	70,900	6,032,904
NEC Networks & System Integration Corp.	20,000	422,524
NET One Systems Co. Ltd.	24,100	585,120
Nexon Co. Ltd.	96,300	1,669,066
Nextage Co. Ltd.	12,300	118,053
NGK Insulators Ltd.	66,000	813,060
NH Foods Ltd.	26,200	907,575
NHK Spring Co. Ltd.	57,500	703,791
Nichias Corp.	15,200	544,362
Nichicon Corp.	10,700	69,893
Nichiden Corp.	2,900	59,730
Nichiha Corp.	4,900	110,660
Nichirei Corp.	32,100	897,040
Nidec Corp.	239,200	4,765,059
Nifco Inc./Japan	23,900	555,224
Nihon Kohden Corp.	46,300	690,162
Nihon M&A Center Holdings Inc.	93,700	405,613
Nihon Parkerizing Co. Ltd.	27,300	230,104
Nikkiso Co. Ltd.	12,100	81,327
Nikkon Holdings Co. Ltd.	27,600	353,347
Nikon Corp.	85,900	1,064,146
Nintendo Co. Ltd.	300,600	15,878,581
Nippn Corp., New	11,000	158,598
Nippon Accommodations Fund Inc.	136	544,617
Nippon Building Fund Inc.	2,252	1,934,224
Nippon Carbon Co. Ltd.	1,700	49,843
Nippon Ceramic Co. Ltd.	6,300	106,466
Nippon Densetsu Kogyo Co. Ltd.	10,100	123,385
Nippon Electric Glass Co. Ltd.	23,300	530,231
Nippon Express Holdings Inc.	21,900	1,079,712
Nippon Gas Co. Ltd.	31,300	427,787
Nippon Kanzai Holdings Co. Ltd.	7,200	126,001
Nippon Kayaku Co. Ltd.	39,400	311,666
Nippon Light Metal Holdings Co. Ltd.	19,310	206,380
Nippon Paint Holdings Co. Ltd.	280,100	2,143,739
Nippon Paper Industries Co. Ltd.	32,400	189,149
Nippon Parking Development Co. Ltd.	59,400	87,650
Nippon Prologis REIT Inc.	634	1,020,032
Nippon REIT Investment Corp.	109	225,508
Nippon Road Co. Ltd. (The)	5,000	53,330
Nippon Sanso Holdings Corp.	49,400	1,714,772
Nippon Seiki Co. Ltd.	18,300	143,086
Nippon Shinyaku Co. Ltd.	17,300	464,141
Nippon Shokubai Co. Ltd.	32,100	361,121
Nippon Signal Co. Ltd.	6,200	37,863
Nippon Soda Co. Ltd.	13,200	219,858
Nippon Steel Corp.	249,428	4,990,899
Nippon Telegraph & Telephone Corp.	8,633,900	8,330,286
Nippon Television Holdings Inc.	13,300	204,300
Nippon Yusen KK	132,700	4,442,718
Security	Shares	Value
Japan (continued)
Nipro Corp.	39,200	$361,785
Nishimatsu Construction Co. Ltd.	10,100	338,809
Nishimatsuya Chain Co. Ltd.	12,400	183,075
Nishi-Nippon Financial Holdings Inc.	32,800	353,243
Nishi-Nippon Railroad Co. Ltd.	14,600	210,809
Nishio Holdings Co. Ltd.	5,900	143,623
Nissan Chemical Corp.	38,100	1,286,835
Nissan Motor Co. Ltd.	677,300	1,804,361
Nissan Shatai Co. Ltd.	24,800	167,169
Nissha Co. Ltd.	9,100	111,439
Nisshin Oillio Group Ltd. (The)	8,100	275,274
Nisshin Seifun Group Inc.	59,000	688,827
Nisshinbo Holdings Inc.	34,300	217,791
Nissin Foods Holdings Co. Ltd.	58,400	1,572,533
Nissui Corp.	76,100	462,263
Niterra Co. Ltd.	43,800	1,241,352
Nitori Holdings Co. Ltd.	23,200	2,954,626
Nitta Corp.	5,800	140,273
Nittetsu Mining Co. Ltd.	2,400	68,315
Nitto Boseki Co. Ltd.	7,400	354,624
Nitto Denko Corp.	205,000	3,373,014
Nitto Kogyo Corp.	6,000	115,888
Noevir Holdings Co. Ltd.	3,900	131,217
NOF Corp.	58,900	956,918
Nohmi Bosai Ltd.	8,100	159,931
Nojima Corp.	21,500	301,534
NOK Corp.	22,900	328,332
Nomura Co. Ltd.	26,300	133,266
Nomura Holdings Inc.	868,900	4,455,636
Nomura Micro Science Co. Ltd.	7,200	99,388
Nomura Real Estate Holdings Inc.	32,500	800,141
Nomura Real Estate Master Fund Inc.	1,208	1,140,369
Nomura Research Institute Ltd.	108,110	3,233,938
Noritake Co. Ltd.	6,200	156,191
Noritsu Koki Co. Ltd.	5,600	144,817
Noritz Corp.	8,300	96,174
North Pacific Bank Ltd.	66,000	171,300
NS Solutions Corp.	20,100	508,588
NS United Kaiun Kaisha Ltd.	3,600	101,871
NSD Co. Ltd.	18,700	403,882
NSK Ltd.	100,700	459,163
NTN Corp.	136,500	224,896
NTT Data Group Corp.	182,700	2,890,356
NTT UD REIT Investment Corp.	465	333,406
Nxera Pharma Co. Ltd.(a)(b)	23,600	188,402
Obara Group Inc.	1,900	52,586
Obayashi Corp.	187,200	2,294,926
OBIC Business Consultants Co. Ltd.	8,600	380,172
Obic Co. Ltd.	96,000	3,137,032
Odakyu Electric Railway Co. Ltd.	90,600	950,565
Ogaki Kyoritsu Bank Ltd. (The)	10,800	128,823
Ohsho Food Service Corp.	8,700	170,897
Oiles Corp.	3,800	49,457
Oji Holdings Corp.	241,900	899,530
Okamoto Industries Inc.	1,600	55,468
Okamura Corp.	14,200	178,457
Okasan Securities Group Inc.	42,100	167,168
Oki Electric Industry Co. Ltd.	20,400	133,354
Okinawa Cellular Telephone Co.	7,000	199,138
Okinawa Electric Power Co. Inc. (The)	12,000	81,610
Okinawa Financial Group Inc.	3,100	45,624
OKUMA Corp.	13,200	266,851

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Okumura Corp.	9,000	$252,719
Olympus Corp.	339,000	5,967,174
Omron Corp.	51,600	2,037,235
One REIT Inc.	78	119,805
Ono Pharmaceutical Co. Ltd.	108,700	1,357,683
Onward Holdings Co. Ltd.	29,600	101,074
Open House Group Co. Ltd.	23,100	851,497
Open Up Group Inc.	18,600	245,134
Optex Group Co. Ltd.	9,900	105,298
Optorun Co. Ltd.	6,100	76,175
Oracle Corp./Japan	10,800	1,033,161
Organo Corp.	6,500	303,716
Orient Corp.	11,950	71,007
Oriental Land Co. Ltd./Japan	314,400	7,598,149
ORIX Corp.	333,600	7,028,909
Orix JREIT Inc.	718	741,179
Osaka Gas Co. Ltd.	104,800	2,245,722
Osaka Organic Chemical Industry Ltd.	5,000	95,763
Osaka Soda Co. Ltd.	20,500	215,317
Osaka Steel Co. Ltd.	5,400	115,893
OSAKA Titanium Technologies Co. Ltd.	8,800	123,376
OSG Corp.	24,400	287,994
Otsuka Corp.	64,200	1,440,870
Otsuka Holdings Co. Ltd.	121,100	7,315,740
Pacific Industrial Co. Ltd.	12,200	109,222
PAL GROUP Holdings Co. Ltd.	12,200	245,408
PALTAC Corp.	9,100	245,569
Pan Pacific International Holdings Corp.	109,400	2,714,026
Panasonic Holdings Corp.	676,600	5,568,442
Paramount Bed Holdings Co. Ltd.	9,100	157,258
Park24 Co. Ltd.	37,600	467,324
Pasona Group Inc.	7,200	94,920
Penta-Ocean Construction Co. Ltd.	74,800	310,701
PeptiDream Inc.(b)	27,200	499,291
Persol Holdings Co. Ltd.	526,200	883,771
PHC Holdings Corp.(a)	3,900	25,408
Pigeon Corp.	32,100	348,161
PILLAR Corp./Japan	4,200	117,592
Pilot Corp.	6,900	214,472
Piolax Inc.	8,300	131,542
PKSHA Technology Inc.(a)(b)	5,600	128,803
Plus Alpha Consulting Co. Ltd.	8,700	121,611
Pola Orbis Holdings Inc.	29,100	286,395
Pressance Corp.	9,800	121,316
Prestige International Inc.	29,500	131,874
Prima Meat Packers Ltd.	9,000	132,458
Raito Kogyo Co. Ltd.	12,100	176,540
Raiznext Corp.	8,600	88,062
Rakus Co. Ltd.	26,300	351,665
Rakuten Bank Ltd., NVS(a)(b)	27,700	561,604
Rakuten Group Inc.(b)	439,200	2,621,388
Recruit Holdings Co. Ltd.	428,900	26,189,716
Relo Group Inc.	31,400	381,961
Renesas Electronics Corp.	484,200	6,487,466
Rengo Co. Ltd.	57,100	345,852
RENOVA Inc.(b)	11,500	65,165
Resona Holdings Inc.	603,100	3,979,111
Resonac Holdings Corp.	49,900	1,186,890
Resorttrust Inc.	23,800	432,452
Restar Corp.	7,700	132,382
Retail Partners Co. Ltd.	4,300	36,743
Ricoh Co. Ltd.	159,000	1,722,396
Security	Shares	Value
Japan (continued)
Ricoh Leasing Co. Ltd.	4,700	$151,242
Riken Keiki Co. Ltd.	8,600	243,654
Riken Vitamin Co. Ltd.	3,700	64,777
Rinnai Corp.	26,800	587,106
Riso Kagaku Corp.	6,500	149,806
Rohm Co. Ltd.	97,300	1,072,715
Rohto Pharmaceutical Co. Ltd.	54,100	1,216,566
Roland Corp.	2,600	66,510
Rorze Corp.	31,300	456,183
Round One Corp.	58,700	371,512
Royal Holdings Co. Ltd.(a)	11,200	182,085
RS Technologies Co. Ltd.	3,500	89,908
Ryobi Ltd.	5,800	71,659
Ryohin Keikaku Co. Ltd.	72,200	1,181,545
Ryoyo Ryosan Holdings Inc.	7,596	127,050
S Foods Inc.	5,800	105,879
Saibu Gas Holdings Co. Ltd.	7,400	86,676
Saizeriya Co. Ltd.	9,600	354,360
Sakai Moving Service Co. Ltd.	6,800	109,869
Sakata INX Corp.	14,000	140,742
Sakata Seed Corp.	9,700	224,930
Sakura Internet Inc.(a)	5,500	166,289
Samty Holdings Co Ltd./Japan	9,400	202,103
Samty Residential Investment Corp.	52	32,112
San-A Co. Ltd.	10,000	187,316
San-Ai Obbli Co. Ltd.	11,900	145,286
Sangetsu Corp.	11,600	212,375
San-In Godo Bank Ltd. (The)	42,300	339,507
Sanken Electric Co. Ltd.(a)(b)	5,700	224,074
Sanki Engineering Co. Ltd.	12,000	188,103
Sankyo Co. Ltd.	57,100	758,422
Sankyu Inc.	12,800	444,603
Sanrio Co. Ltd.	44,600	1,209,950
Sansan Inc.(b)	24,200	352,025
Santec Holdings Corp.	1,800	65,321
Santen Pharmaceutical Co. Ltd.	96,200	1,150,441
Sanwa Holdings Corp.	53,300	1,350,305
Sanyo Chemical Industries Ltd.	3,700	100,351
Sanyo Denki Co. Ltd.	1,800	104,504
Sanyo Special Steel Co. Ltd.	3,600	44,500
Sapporo Holdings Ltd.	18,700	897,591
Sato Holdings Corp.	8,800	122,704
Sawai Group Holdings Co. Ltd.	33,300	446,074
SBI Holdings Inc.	77,800	1,708,418
SBI Sumishin Net Bank Ltd., NVS	13,800	241,734
SBS Holdings Inc.	5,400	88,711
SCREEN Holdings Co. Ltd.	23,800	1,519,408
SCSK Corp.	43,700	815,428
Secom Co. Ltd.	121,400	4,317,334
Sega Sammy Holdings Inc.	42,800	805,459
Seibu Holdings Inc.	64,500	1,440,195
Seiko Epson Corp.	82,600	1,501,309
Seiko Group Corp.	6,500	163,839
Seino Holdings Co. Ltd.	29,500	475,766
Seiren Co. Ltd.	13,700	230,526
Sekisui Chemical Co. Ltd.	111,800	1,577,822
Sekisui House Ltd.	171,500	4,141,992
Sekisui House REIT Inc.	1,205	572,969
Sekisui Jushi Corp.	7,900	117,171
Senko Group Holdings Co. Ltd.	28,500	267,937
Senshu Electric Co. Ltd.	3,200	106,408
Senshu Ikeda Holdings Inc.	65,000	144,118

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Septeni Holdings Co. Ltd.(a)	28,600	$83,637
Seria Co. Ltd.	15,200	317,556
Seven & i Holdings Co. Ltd.	640,200	9,218,837
Seven Bank Ltd.	170,000	358,798
SG Holdings Co. Ltd.	95,300	955,702
Sharp Corp./Japan(b)	74,400	452,928
Shibaura Machine Co. Ltd.	6,500	158,226
Shibaura Mechatronics Corp.	4,100	282,495
Shibuya Corp.	5,800	139,698
SHIFT Inc.(a)(b)	3,300	331,639
Shiga Bank Ltd. (The)	9,100	195,384
Shikoku Electric Power Co. Inc.	50,400	451,059
Shikoku Kasei Holdings Corp.	5,100	68,534
Shimadzu Corp.	67,900	2,002,904
Shimamura Co. Ltd.	12,600	648,597
Shimano Inc.	22,300	3,276,084
Shimizu Corp.	151,100	1,001,025
Shin Nippon Air Technologies Co. Ltd.	3,100	67,622
Shinagawa Refractories Co. Ltd.	7,600	88,482
Shin-Etsu Chemical Co. Ltd.	519,500	19,036,528
Shin-Etsu Polymer Co. Ltd.	12,900	133,382
Shinko Electric Industries Co. Ltd.(b)	20,300	725,956
Shinmaywa Industries Ltd.	13,600	120,603
Shinnihon Corp.	7,200	72,252
Shionogi & Co. Ltd.	216,900	3,097,927
Ship Healthcare Holdings Inc.	23,000	349,745
Shiseido Co. Ltd.	114,600	2,473,631
Shizuoka Financial Group Inc., NVS	126,500	1,009,411
Shizuoka Gas Co. Ltd.	4,800	32,196
SHO-BOND Holdings Co. Ltd.	11,400	401,035
Shochiku Co. Ltd.	2,200	159,094
Shoei Co. Ltd.	10,600	162,666
Shoei Foods Corp.(a)	1,700	49,142
Showa Sangyo Co. Ltd.	6,200	117,517
Siix Corp.	4,900	35,873
Simplex Holdings Inc.	10,000	162,172
Sinfonia Technology Co. Ltd.	5,400	182,348
Sinko Industries Ltd.	4,900	140,016
SKY Perfect JSAT Holdings Inc.	41,800	238,735
Skylark Holdings Co. Ltd.	64,600	1,000,541
SMC Corp.	16,600	7,047,466
SMS Co. Ltd.	22,300	249,993
Socionext Inc.	51,800	964,367
SoftBank Corp.	8,216,000	10,343,143
SoftBank Group Corp.	296,900	17,700,728
Sohgo Security Services Co. Ltd.	109,600	762,018
Sojitz Corp.	64,220	1,312,446
Sompo Holdings Inc.	270,600	5,801,415
Sony Group Corp.	1,798,500	31,649,128
SOSiLA Logistics REIT Inc.	220	158,704
Sotetsu Holdings Inc.	22,700	356,145
Sparx Group Co. Ltd.	4,200	37,816
Square Enix Holdings Co. Ltd.	22,900	894,396
SRE Holdings Corp.(a)(b)	2,100	52,318
Stanley Electric Co. Ltd.	34,300	586,641
Star Asia Investment Corp.	812	271,270
Star Micronics Co. Ltd.	11,500	147,306
Starts Corp. Inc.	7,200	165,857
Strike Co. Ltd.	3,500	85,108
Subaru Corp.	172,000	3,071,787
Sugi Holdings Co. Ltd.	28,700	490,001
SUMCO Corp.	103,000	984,826
Security	Shares	Value
Japan (continued)
Sumitomo Bakelite Co. Ltd.	19,100	$498,789
Sumitomo Chemical Co. Ltd.	436,400	1,165,074
Sumitomo Corp.	298,000	6,286,730
Sumitomo Densetsu Co. Ltd.	5,800	186,275
Sumitomo Electric Industries Ltd.	207,100	3,185,727
Sumitomo Forestry Co. Ltd.	45,200	1,741,278
Sumitomo Heavy Industries Ltd.	32,100	715,283
Sumitomo Metal Mining Co. Ltd.	70,200	1,940,929
Sumitomo Mitsui Construction Co. Ltd.	37,500	95,315
Sumitomo Mitsui Financial Group Inc.	1,081,500	22,943,513
Sumitomo Mitsui Trust Group Inc.	190,000	4,166,761
Sumitomo Osaka Cement Co. Ltd.	7,500	184,810
Sumitomo Pharma Co. Ltd.(b)	57,500	197,247
Sumitomo Realty & Development Co. Ltd.	82,000	2,432,426
Sumitomo Riko Co. Ltd.	12,000	122,187
Sumitomo Rubber Industries Ltd.	52,100	533,954
Sumitomo Warehouse Co. Ltd. (The)	11,100	194,224
Sun Corp.	3,800	198,867
Sun Frontier Fudousan Co. Ltd.	6,000	71,232
Sundrug Co. Ltd.	22,400	554,038
Suntory Beverage & Food Ltd.	38,900	1,312,269
SUNWELS Co. Ltd.(a)	3,000	35,396
Suruga Bank Ltd.	40,200	286,316
Suzuken Co. Ltd.	18,900	617,916
Suzuki Motor Corp.	454,800	4,513,130
SWCC Corp.	7,400	259,512
Sysmex Corp.	144,000	2,671,693
Systena Corp.	76,500	181,693
T Hasegawa Co. Ltd.	8,700	188,791
T&D Holdings Inc.	139,500	2,226,733
Tadano Ltd.	30,200	192,247
Taihei Dengyo Kaisha Ltd.	3,600	121,055
Taiheiyo Cement Corp.	30,400	662,273
Taikisha Ltd.	6,700	213,129
Taisei Corp.	47,400	1,996,085
Taiyo Holdings Co. Ltd.	9,700	256,062
Taiyo Yuden Co. Ltd.	36,100	631,380
Takamatsu Construction Group Co. Ltd.	2,900	56,177
Takara Bio Inc.	10,500	69,971
Takara Holdings Inc.(a)	46,200	363,149
Takara Leben Real Estate Investment Corp.	210	117,009
Takara Standard Co. Ltd.	10,100	109,691
Takasago International Corp.	2,300	78,017
Takasago Thermal Engineering Co. Ltd.	11,000	352,762
Takashimaya Co. Ltd.	78,800	623,904
Takeda Pharmaceutical Co. Ltd.	457,900	12,775,956
Takeuchi Manufacturing Co. Ltd.	9,500	296,054
Takuma Co. Ltd.	21,600	225,374
Tama Home Co. Ltd.	5,200	131,117
Tamron Co. Ltd.	9,000	253,271
TBS Holdings Inc.	9,500	233,783
TDK Corp.	563,800	6,627,634
TechMatrix Corp.	12,600	182,887
TechnoPro Holdings Inc.	31,700	565,793
Teijin Ltd.	53,700	480,844
Terumo Corp.	388,000	7,389,576
T-Gaia Corp.(a)	3,100	53,888
THK Co. Ltd.	31,900	526,651
TIS Inc.	60,400	1,506,162
TKC Corp.	7,400	191,898
TKP Corp.(b)	3,500	28,058
Toa Corp./Tokyo	19,700	126,820

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toagosei Co. Ltd.	24,100	$245,879
Tobu Railway Co. Ltd.	54,200	877,083
Tocalo Co. Ltd.	13,500	157,039
Toda Corp.	64,200	388,580
Toei Animation Co. Ltd.	18,900	429,259
Toei Co. Ltd.	10,700	342,697
Toenec Corp.	9,000	56,017
Toho Bank Ltd. (The)	58,500	100,358
Toho Co. Ltd./Tokyo	32,300	1,233,478
Toho Gas Co. Ltd.	22,800	570,199
Toho Holdings Co. Ltd.	13,100	389,931
Toho Titanium Co. Ltd.	6,900	45,624
Tohoku Electric Power Co. Inc.	134,700	1,321,257
Tokai Carbon Co. Ltd.	60,600	342,053
Tokai Corp./Gifu	3,000	42,736
TOKAI Holdings Corp.	30,900	189,541
Tokai Rika Co. Ltd.	13,400	189,455
Tokai Tokyo Financial Holdings Inc.	56,400	172,696
Token Corp.	1,000	70,129
Tokio Marine Holdings Inc.	542,500	19,538,754
Tokuyama Corp.	20,000	350,159
Tokyo Century Corp.	42,300	430,350
Tokyo Electric Power Co. Holdings Inc.(b)	443,200	1,789,869
Tokyo Electron Device Ltd.	6,300	139,425
Tokyo Electron Ltd.	129,300	19,026,876
Tokyo Gas Co. Ltd.	103,800	2,561,045
Tokyo Kiraboshi Financial Group Inc.	6,300	169,466
Tokyo Ohka Kogyo Co. Ltd.	28,600	658,222
Tokyo Seimitsu Co. Ltd.	11,600	624,188
Tokyo Steel Manufacturing Co. Ltd.	18,700	185,913
Tokyo Tatemono Co. Ltd.	53,000	865,479
Tokyotokeiba Co. Ltd.	4,200	114,436
Tokyu Construction Co. Ltd.	14,700	66,439
Tokyu Corp.	143,000	1,762,962
Tokyu Fudosan Holdings Corp.	165,300	1,031,539
Tokyu REIT Inc.	278	282,204
TOMONY Holdings Inc.	36,100	93,473
Tomy Co. Ltd.	23,800	628,291
Topcon Corp.	30,700	311,659
Toppan Holdings Inc.	68,700	2,009,561
Topre Corp.	10,400	119,799
Toray Industries Inc.	398,800	2,168,702
Toridoll Holdings Corp.(a)	12,900	331,599
Torii Pharmaceutical Co. Ltd.	4,900	132,555
Tosei Corp.	6,100	94,873
Toshiba TEC Corp.	9,300	211,496
Tosoh Corp.	74,698	928,167
Totech Corp.	6,400	109,648
Totetsu Kogyo Co. Ltd.	7,800	168,028
TOTO Ltd.	40,800	1,138,312
Towa Corp.(a)	16,500	211,262
Towa Pharmaceutical Co. Ltd.	5,900	120,912
Toyo Construction Co. Ltd.	12,200	104,382
Toyo Gosei Co. Ltd.	800	37,296
Toyo Seikan Group Holdings Ltd.	36,900	550,844
Toyo Suisan Kaisha Ltd.	26,000	1,527,338
Toyo Tanso Co. Ltd.	4,200	144,272
Toyo Tire Corp.	32,400	459,687
Toyobo Co. Ltd.	27,400	174,679
Toyoda Gosei Co. Ltd.	20,800	353,398
Toyota Boshoku Corp.	25,900	345,745
Toyota Industries Corp.	42,200	2,925,391
Security	Shares	Value
Japan (continued)
Toyota Motor Corp.	2,961,700	$51,031,254
Toyota Tsusho Corp.	182,900	3,109,065
Trancom Co. Ltd.	2,200	148,528
Transcosmos Inc.	6,700	146,253
TRE Holdings Corp.	9,700	113,765
Trend Micro Inc./Japan	37,800	1,977,786
Tri Chemical Laboratories Inc.	8,500	169,116
Trial Holdings Inc.	10,400	193,976
Trusco Nakayama Corp.	12,800	189,076
TS Tech Co. Ltd.	21,600	244,253
Tsubakimoto Chain Co.	21,000	264,412
Tsuburaya Fields Holdings Inc.	8,400	112,333
Tsugami Corp.	9,700	89,854
Tsumura & Co.	17,200	562,169
Tsuruha Holdings Inc.	10,200	570,544
Tsurumi Manufacturing Co. Ltd.	4,100	114,482
TV Asahi Holdings Corp.	3,300	42,952
UACJ Corp.	10,200	335,730
UBE Corp.	24,900	409,567
Ulvac Inc.(a)	11,900	556,413
U-Next Holdings Co. Ltd.	5,500	175,448
Unicharm Corp.	115,600	3,727,516
Union Tool Co.	1,600	74,817
United Super Markets Holdings Inc.(a)	12,200	66,807
United Urban Investment Corp.	879	788,279
Universal Entertainment Corp.	5,300	45,147
Ushio Inc.	20,500	282,203
USS Co. Ltd.	114,700	960,586
UT Group Co. Ltd.	6,300	106,896
Valor Holdings Co. Ltd.	11,000	151,564
Visional Inc.(b)	7,300	390,616
VT Holdings Co. Ltd.	29,700	91,216
Wacoal Holdings Corp.	10,700	333,127
Wacom Co. Ltd.	36,000	165,954
Wakita & Co. Ltd.	12,100	124,719
WealthNavi Inc.(b)	12,700	92,273
Welcia Holdings Co. Ltd.	27,100	338,313
West Holdings Corp.	5,000	74,403
West Japan Railway Co.	128,500	2,283,923
WingArc1st Inc.	5,100	108,644
Workman Co. Ltd.	5,100	130,178
Yakult Honsha Co. Ltd.	72,800	1,582,023
Yamabiko Corp.	11,200	181,954
Yamada Holdings Co. Ltd.	169,100	485,570
Yamaguchi Financial Group Inc.	53,600	524,841
Yamaha Corp.	111,300	898,776
Yamaha Motor Co. Ltd.	242,300	2,117,949
Yamato Holdings Co. Ltd.	75,100	796,526
Yamato Kogyo Co. Ltd.	10,700	511,081
Yamazaki Baking Co. Ltd.	35,200	714,863
Yamazen Corp.	19,300	167,647
Yaoko Co. Ltd.	6,500	395,120
Yaskawa Electric Corp.	68,200	1,954,577
Yellow Hat Ltd.	10,200	166,248
Yodogawa Steel Works Ltd.	6,100	215,577
Yokogawa Bridge Holdings Corp.	7,500	136,864
Yokogawa Electric Corp.	64,500	1,430,080
Yokohama Rubber Co. Ltd. (The)	35,100	719,485
Yokorei Co. Ltd.	18,500	111,897
Yonex Co. Ltd.	21,200	265,278
Yoshinoya Holdings Co. Ltd.	20,600	419,526
Yuasa Trading Co. Ltd.	5,300	161,134

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yurtec Corp.	9,900	$95,600
Zacros Corp.	4,300	121,280
Zenkoku Hosho Co. Ltd.	14,600	527,552
Zensho Holdings Co. Ltd.	28,700	1,439,853
Zeon Corp.	46,000	428,285
ZERIA Pharmaceutical Co. Ltd.	8,100	123,671
ZIGExN Co. Ltd.	19,500	73,527
Zojirushi Corp.	14,000	146,470
ZOZO Inc.	39,400	1,277,563
Zuken Inc.	4,800	113,739
		1,347,005,885
New Zealand — 0.7%
Air New Zealand Ltd.	494,533	152,225
Auckland International Airport Ltd.	428,163	1,868,165
Contact Energy Ltd.	224,606	1,153,182
EBOS Group Ltd.(a)	46,279	1,009,625
Fisher & Paykel Healthcare Corp. Ltd.	169,508	3,632,742
Fletcher Building Ltd.(b)	309,714	550,717
Goodman Property Trust	314,759	396,765
Infratil Ltd.	265,847	1,995,839
Kiwi Property Group Ltd.	458,578	256,156
Mercury NZ Ltd.	204,503	804,941
Meridian Energy Ltd.	372,656	1,323,439
Ryman Healthcare Ltd.(b)	169,489	503,479
Spark New Zealand Ltd.	524,168	909,424
		14,556,699
Singapore — 4.5%
AEM Holdings Ltd.(a)(b)	70,876	69,101
AIMS APAC REIT	161,265	154,505
Bitdeer Technologies Group, Class A, NVS(a)(b)	10,123	78,858
CapitaLand Ascendas REIT	1,089,115	2,207,100
CapitaLand Ascott Trust	768,966	524,689
CapitaLand China Trust(a)	375,935	214,420
Capitaland India Trust	276,980	228,146
CapitaLand Integrated Commercial Trust	1,635,317	2,484,502
CapitaLand Investment Ltd./Singapore(a)	673,000	1,421,772
CDL Hospitality Trusts	291,955	197,915
City Developments Ltd.	143,400	562,013
ComfortDelGro Corp. Ltd.	609,300	675,792
Cromwell European Real Estate Investment Trust	107,400	188,299
DBS Group Holdings Ltd.	574,740	16,664,468
Digital Core REIT Management Pte. Ltd.(a)	247,900	153,985
ESR-LOGOS REIT	1,900,556	402,996
Far East Hospitality Trust	298,400	139,537
First Resources Ltd.	176,400	194,258
Frasers Centrepoint Trust	367,068	619,356
Frasers Hospitality Trust	330,900	107,731
Frasers Logistics & Commercial Trust	827,783	667,093
Genting Singapore Ltd.(a)	1,713,100	1,078,924
Golden Agri-Resources Ltd.	1,942,300	426,556
Grab Holdings Ltd., Class A(b)	606,766	2,475,605
Hafnia Ltd.	80,834	475,788
Hong Fok Corp. Ltd.	121,200	77,050
Hutchison Port Holdings Trust, Class U	1,283,900	201,572
iFAST Corp. Ltd.(a)	41,300	233,662
Keppel DC REIT	383,900	661,255
Keppel Infrastructure Trust	1,104,249	365,252
Keppel Ltd.(a)	414,100	1,993,665
Keppel REIT	654,620	444,238
Lendlease Global Commercial REIT	424,011	183,553
Mapletree Industrial Trust	596,120	1,076,423
Security	Shares	Value
Singapore (continued)
Mapletree Logistics Trust(a)	1,009,787	$1,007,169
Mapletree Pan Asia Commercial Trust(a)	690,495	678,164
NetLink NBN Trust	810,500	549,336
Olam Group Ltd.	313,900	254,353
Oversea-Chinese Banking Corp. Ltd.	972,475	11,157,305
Paragon REIT	373,646	247,588
Parkway Life REIT	102,700	292,912
Raffles Medical Group Ltd.	254,800	169,802
Riverstone Holdings Ltd./Singapore	132,600	90,784
Sasseur Real Estate Investment Trust	176,600	91,863
SATS Ltd.	255,078	756,762
Sea Ltd., ADR(b)	106,400	10,006,920
Seatrium Ltd.(b)	681,195	970,983
Sembcorp Industries Ltd.	258,100	979,192
Sheng Siong Group Ltd.	229,200	275,977
SIA Engineering Co. Ltd.	107,500	196,517
Singapore Airlines Ltd.(a)	429,200	2,093,684
Singapore Exchange Ltd.	237,200	2,032,564
Singapore Post Ltd.	335,300	137,650
Singapore Technologies Engineering Ltd.	456,100	1,563,738
Singapore Telecommunications Ltd.	2,136,300	5,040,024
Starhill Global REIT	458,200	176,571
StarHub Ltd.	195,300	176,140
Suntec REIT(a)	582,800	523,106
Super Hi International Holding Ltd.(a)(b)	40,000	65,968
UMS Integration Ltd.(a)	167,100	128,117
United Overseas Bank Ltd.	363,300	8,831,474
UOL Group Ltd.	136,600	551,959
Venture Corp. Ltd.(a)	77,100	773,298
Wilmar International Ltd.	533,400	1,287,502
Yangzijiang Financial Holding Ltd.	635,400	192,473
Yangzijiang Shipbuilding Holdings Ltd.	751,200	1,459,428
Yanlord Land Group Ltd.(a)(b)	180,400	95,081
		90,504,483
Total Common Stocks — 99.1% (Cost: $1,852,667,514)		1,999,852,409
Preferred Stocks
Japan — 0.0%
Ito En Ltd., 0.00%	6,800	81,756
Total Preferred Stocks — 0.0% (Cost: $86,789)		81,756
Rights
Singapore — 0.0%
ESR-LOGOS REIT, (Expires 11/08/24, Strike Price SGD 0.31)	76,022	1
Total Rights — 0.0% (Cost: $—)		1
Total Long-Term Investments — 99.1% (Cost: $1,852,754,303)		1,999,934,166
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	17,587,970	17,600,282

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	180,000	$180,000
Total Short-Term Securities — 0.9% (Cost: $17,774,893)		17,780,282
Total Investments — 100.0% (Cost: $1,870,529,196)		2,017,714,448
Liabilities in Excess of Other Assets — (0.0)%		(51,031)
Net Assets — 100.0%		$2,017,663,417

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,473,847	$—	$(3,879,488)(a)	$1,010	$4,913	$17,600,282	17,587,970	$77,706 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	30,000 (a)	—	—	—	180,000	180,000	2,660	—
				$1,010	$4,913	$17,780,282		$80,366	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	66	12/12/24	$11,501	$(177,913)
SPI 200 Index	39	12/19/24	5,208	(78,693)
				$(256,606)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Pacific ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$31,416,523	$1,968,343,259	$92,627	$1,999,852,409
Preferred Stocks	—	81,756	—	81,756
Rights	—	1	—	1
Short-Term Securities
Money Market Funds	17,780,282	—	—	17,780,282
	$49,196,805	$1,968,425,016	$92,627	$2,017,714,448
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(256,606)	$—	$(256,606)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
SGD	Singapore Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust